Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

February 29, 2016

Dates Covered
Collections Period	02/01/16 - 02/29/16
Interest Accrual Period	02/16/16 - 03/14/16
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/16	598,462,134.37	32,180
Yield Supplement Overcollateralization Amount 01/31/16	24,806,758.80	0
Receivables Balance 01/31/16	623,268,893.17	32,180
Principal Payments	23,382,497.79	564
Defaulted Receivables	1,388,497.68	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/16	23,430,344.42	0
Pool Balance at 02/29/16	575,067,553.28	31,554

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	56.29%

Prepayment ABS Speed	1.58%

Overcollateralization Target Amount	25,878,039.90
Actual Overcollateralization	25,878,039.90

Weighted Average APR	3.70%
Weighted Average APR, Yield Adjusted	5.78%
Weighted Average Remaining Term	49.82

Delinquent Receivables:
Past Due 31-60 days	6,941,145.88	319
Past Due 61-90 days	2,058,449.58	97
Past Due 91-120 days	433,197.33	23
Past Due 121+ days	0.00	0
Total	9,432,792.79	439

Total 31+ Delinquent as % Ending Pool Balance	1.64%

Recoveries	856,445.49

Aggregate Net Losses/(Gains) - February 2016	532,052.19

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.02%
Prior Period Net Loss Ratio	1.58%
Second Prior Period Net Loss Ratio	0.91%
Third Prior Period Net Loss Ratio	1.03%
Four Month Average	1.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Flow of Funds	$ Amount

Collections	26,228,509.26
Advances	(42,325.20)
Investment Earnings on Cash Accounts	4,789.87
Servicing Fee	(519,390.74)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,671,583.19

Distributions of Available Funds
(1) Class A Interest	532,152.68
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,341,824.94
(7) Distribution to Certificateholders	2,763,919.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,671,583.19

Servicing Fee	519,390.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 02/16/16	571,531,338.32
Principal Paid	22,341,824.94
Note Balance @ 03/15/16	549,189,513.38

Class A-1
Note Balance @ 02/16/16	0.00
Principal Paid	0.00
Note Balance @ 03/15/16	0.00
Note Factor @ 03/15/16	0.0000000%

Class A-2a
Note Balance @ 02/16/16	44,600,669.16
Principal Paid	11,170,912.47
Note Balance @ 03/15/16	33,429,756.69
Note Factor @ 03/15/16	20.8935979%

Class A-2b
Note Balance @ 02/16/16	44,600,669.16
Principal Paid	11,170,912.47
Note Balance @ 03/15/16	33,429,756.69
Note Factor @ 03/15/16	20.8935979%

Class A-3
Note Balance @ 02/16/16	354,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	354,000,000.00
Note Factor @ 03/15/16	100.0000000%

Class A-4
Note Balance @ 02/16/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	107,600,000.00
Note Factor @ 03/15/16	100.0000000%

Class B
Note Balance @ 02/16/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 03/15/16	20,730,000.00
Note Factor @ 03/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	565,838.93
Total Principal Paid	22,341,824.94
Total Paid	22,907,663.87

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	22,300.33
Principal Paid	11,170,912.47
Total Paid to A-2a Holders	11,193,212.80

Class A-2b
One-Month Libor	0.43050%
Coupon	0.66050%
Interest Paid	22,912.35
Principal Paid	11,170,912.47
Total Paid to A-2b Holders	11,193,824.82

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5725202
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6056327
Total Distribution Amount	23.1781529

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1393771
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.8182029
Total A-2a Distribution Amount	69.9575800

A-2b Interest Distribution Amount	0.1432022
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.8182029
Total A-2b Distribution Amount	69.9614051

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/16	128,347.04
Balance as of 02/29/16	86,021.84
Change	(42,325.20)

Reserve Account
Balance as of 02/16/16	2,527,722.68
Investment Earnings	490.38
Investment Earnings Paid	(490.38)
Deposit/(Withdrawal)	-
Balance as of 03/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68